Taxes - Reconciliation of tax rates (Details)	6 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Taxes
Statutory PRC income tax rate	25.00%	25.00%
Effect of income tax exemption on certain income	(25.93%)	(27.25%)
Favorable tax rate impact	1.43%	0.30%
Permanent difference	0.22%	0.00%
Changes of deferred tax assets valuation allowances	1.22%	2.05%
Non-PRC entities not subject to PRC income tax	(21.39%)	0.03%
Total	(19.45%)	0.13%